CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 7,742	$ 6,779
Accounts receivable-net	30,680	35,825
Inventories-net	25,260	36,682
Income tax refunds	0	152
Deferred income taxes	10,240	5,719
Other current assets	3,088	3,028
Total current assets	77,010	88,185
Property, plant and equipment - net	5,259	5,706
Deferred income taxes	5,605	1,079
Goodwill	6,852	26,954
Intangible assets - net	15,888	10,389
Other assets	2,147	2,124
Assets of discontinued operations	3,182	3,353
Total Assets	115,943	137,790
Current liabilities:
Current portion of long-term debt	1,494	1,711
Accounts payable	15,773	19,624
Accrued salaries and benefits	7,002	8,868
Accrued expenses	2,609	2,778
Customer deposits	1,137	2,286
Deferred service revenue	10,412	9,752
Income taxes payable	138	0
Total current liabilities	38,565	45,019
Long-term debt	1,249	2,744
Other long-term liabilities	2,837	2,725
Liabilities of discontinued operations	925	543
Shareholders' Equity:
Preferred stock, $.02 par value, 1,000,000 shares authorized	0	0
Common stock, $.02 par value, 29,000,000 shares authorized; 16,863,868 and 16,746,618 shares issued; 15,156,584 and 15,039,334 outstanding	337	335
Capital in excess of par value	42,990	42,264
Retained earnings	35,073	50,605
Accumulated other comprehensive loss	(201)	(613)
Treasury stock, at cost, 1,707,284 and 1,707,284 shares	(5,832)	(5,832)
Total shareholders' equity	72,367	86,759
Total Liabilities and Shareholders' Equity	$ 115,943	$ 137,790